--------------------------------------------------------------------------------

                          MISSISSIPPI OPPORTUNITY FUND
                          ----------------------------


                               SEMI-ANNUAL REPORT
                                August 31, 1998
                                  (Unaudited)


      INVESTMENT ADVISOR                                  ADMINISTRATOR
      ------------------                                  -------------
Vector Money Management, Inc.                    Countrywide Fund Services, Inc.
       4266 I-55 North                                  312 Walnut Street
          Suite 102                                       P.O. Box 5354
      Jackson, MS 39211                             Cincinnati, OH 45201-5354
        1.601.981.1773                                    1.800.580.4820

--------------------------------------------------------------------------------

                                                   Vector Money Management, Inc.

October 26, 1998

Dear Fellow Shareholders,

The first nine months of 1998 have proven to be a challenging period for The Mississippi Opportunity Fund. As we write this letter, The Mississippi Opportunity Fund is down 18.1% year to date. Our benchmark, the Russell 2000 index, is down 14.9%, while the S&P 500 index is up 10.5%.

The fund had a stellar year in 1997, taking advantage of the strength displayed by a number of Mississippi companies. However, 1998 has presented a far more difficult investment environment for Mississippi stocks. Deflation, a term rarely heard a year ago, is now recognized as a threat to national and global prosperity. Falling energy and commodity prices were two of the serious negative influences impacting Mississippi's commodity oriented economy during 1998. Since January, crude oil has declined 17.8% in price, corn 23.9%, lumber 5.5%, natural gas 18.3%, soybeans 22.1%, and steel scrap 40.4%. These declines had particularly severe impacts on the agrarian, oil services and financial sectors of the state's economy.

The good news is that relief is on the way. The Federal Reserve has cut short-term interest rates twice in the last month, and this action is beginning to have a salutary effect on commodity prices and small and mid capitalization stocks. It is our expectation that further short term interest rate cuts are on the way, and we believe that they will continue to be positives for both commodities and stocks.

Our top ten holdings, in order as of October 26, 1998, are:

          COMPANY                    PRIMARY BUSINESS
          ------------------------------------------------------------
          MCI/Worldcom               Telecommunications
          ------------------------------------------------------------
          SkyTel Communications      Wireless Message Delivery
          ------------------------------------------------------------
          PSS World Medical          Medical Product Distribution
          ------------------------------------------------------------
          Delta & Pine Land          Agri-Biotechnology
          ------------------------------------------------------------
          Friede Goldman             Oil Services
          ------------------------------------------------------------
          Callon Petroleum           Energy Exploration
          ------------------------------------------------------------
          Chem First                 Specialty Chemicals
          ------------------------------------------------------------
          Parkway Properties         Commercial REIT
          ------------------------------------------------------------
          Halter Marine Group        Oil Services
          ------------------------------------------------------------
          Saks                       Consumer Retail
          ------------------------------------------------------------

As shareholders we have been frustrated with the financial markets over the last six months. We know, from our research and concentration on the Mississippi economy, that there is tremendous value to be discovered within the state's economy. And we remain convinced that as we head into 1999 the fund is positioned to capture that value.

We encourage you to visit our webpage for daily fund valuations and market commentaries at www.vectormm.com.

Sincerely,

/s/ Ashby M. Foote III

Ashby M. Foote III
President

  MEADOWBROOK OFFICE PARK o 4266 I-55N, SUITE 102 o JACKSON, MISSISSIPPI 39211
                        601-981-1773 o FAX 601-981-1759

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 1998
                                   (Unaudited)

ASSETS
       Investment securities, at market value (Cost $3,425,176) (Note 1)    $ 3,497,200
       Dividends receivable                                                       2,719
       Organization expenses, net (Note 1)                                       14,366
       Receivable from Advisor (Note 3)                                           8,502
       Other assets                                                              10,464
                                                                            -----------
             TOTAL ASSETS                                                     3,533,251
                                                                            -----------
LIABILITIES
       Payable for capital shares redeemed                                       91,339
       Payable to affiliates (Note 3)                                             4,000
       Covered call options, at market value
             (premiums received $7,434) (Note 4)                                  2,500
       Other accrued expenses and liabilities                                     7,463
                                                                            -----------
             TOTAL LIABILITIES                                                  105,302
                                                                            -----------

NET ASSETS                                                                  $ 3,427,949
                                                                            ===========
Net assets consist of:
Paid-in capital                                                             $ 3,430,677
Accumulated net investment loss                                                 (28,850)
Accumulated net realized losses from security transactions                      (50,836)
Net unrealized appreciation on investments                                       76,958
                                                                            -----------
Net assets                                                                  $ 3,427,949
                                                                            ===========
Shares of beneficial interest outstanding (unlimited number of shares
       authorized, no par value)                                                284,214
                                                                            ===========

Net asset value and redemption price per share (Note 1)                     $     12.06
                                                                            ===========

Maximum offering price per share (Note 1)                                   $     12.50
                                                                            ===========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                             STATEMENT OF OPERATIONS

                        Six Months Ended August 31, 1998
                                   (Unaudited)

INVESTMENT INCOME
       Dividends                                                            $    18,662
                                                                            -----------
EXPENSES
       Investment advisory fees (Note 3)                                         19,550
       Accounting services fees (Note 3)                                         12,000
       Distribution expenses (Note 3)                                            11,179
       Trustees' fees and expenses                                                9,637
       Professional fees                                                          7,787
       Administration fees (Note 3)                                               6,000
       Shareholder services and transfer agent fees (Note 3)                      6,000
       Insurance expense                                                          5,007
       Amortization of organization expenses (Note 1)                             4,537
       Printing of shareholder reports                                            3,772
       Postage and supplies                                                       2,544
       Custodian fees                                                             1,742
       Pricing expense                                                              610
       Registration fees                                                            541
                                                                            -----------
             TOTAL EXPENSES                                                      90,906
       Fees waived and expenses reimbursed by the Advisor (Note 3)              (43,394)
                                                                            -----------
             NET EXPENSES                                                        47,512
                                                                            -----------

NET INVESTMENT LOSS                                                             (28,850)
                                                                            -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
       Net realized losses from security transactions                           (55,244)
       Net realized gains on option contracts written                             2,082
       Net change in unrealized appreciation/depreciation on investments     (1,140,947)
                                                                            -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                            (1,194,109)
                                                                            -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                  $(1,222,959)
                                                                            ===========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

               Periods Ended August 31, 1998 and February 28, 1998

                                                                            SIX MONTHS
                                                                               ENDED            YEAR
                                                                           AUG. 31, 1998        ENDED
                                                                            (UNAUDITED)    FEB. 28, 1998
                                                                            -----------    -------------
FROM OPERATIONS:
       Net investment loss                                                  $   (28,850)    $   (36,000)
       Net realized gains (losses) on:
             Security transactions                                              (55,244)        (10,559)
             Options contracts written                                            2,082          12,869
       Net change in unrealized appreciation/depreciation on investments     (1,140,947)      1,012,122
                                                                            -----------     -----------
Net increase (decrease) in net assets from operations                        (1,222,959)        978,432
                                                                            -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
       From net realized gains, Class A                                              --         (10,117)
       From net realized gains, Class C                                              --          (3,925)
                                                                            -----------     -----------
Decrease in net assets from distributions to shareholders                            --         (14,042)
                                                                            -----------     -----------
FROM CAPITAL SHARES TRANSACTIONS:
CLASS A
       Proceeds from shares sold                                                869,287         589,562
       Net asset value of shares issued in reinvestment
             of distributions to shareholders                                        --           9,839
       Net asset value of shares converted from Class C (Note 1)                     --       1,077,120
       Payments for shares redeemed                                            (218,869)       (185,908)
                                                                            -----------     -----------
Net increase in net assets from Class A share transactions                      650,418       1,490,613
                                                                            -----------     -----------
CLASS C
       Proceeds from shares sold                                                     --         126,494
       Net asset value of shares issued in reinvestment
             of distributions to shareholders                                        --           3,477
       Net asset value of shares converted to Class A (Note 1)                       --      (1,077,120)
       Payments for shares redeemed                                                  --          (6,352)
                                                                            -----------     -----------
Net decrease in net assets from Class C share transactions                           --        (953,501)
                                                                            -----------     -----------
Net increase in net assets from capital share transactions                      650,418         537,112
                                                                            -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (572,541)      1,501,502

NET ASSETS:
       Beginning of period                                                    4,000,490       2,498,988
                                                                            -----------     -----------
       End of period                                                        $ 3,427,949     $ 4,000,490
                                                                            ===========     ===========

SUMMARY OF CAPITAL SHARE ACTIVITY:
CLASS A
       Shares sold                                                               53,107          40,778
       Shares issued in reinvestment of distributions to shareholders                --             624
       Shares converted (Note 1)                                                     --          66,203
       Shares redeemed                                                          (14,805)        (15,679)
                                                                            -----------     -----------
       Net increase in shares outstanding                                        38,302          91,926
       Shares outstanding, beginning of period                                  245,912         153,986
                                                                            -----------     -----------
       Shares outstanding, end of period                                        284,214         245,912
                                                                            ===========     ===========
CLASS C
       Shares sold                                                                   --           8,656
       Shares issued in reinvestment of distributions to shareholders                --             223
       Shares converted (Note 1)                                                     --         (67,152)
       Shares redeemed                                                               --            (430)
                                                                            -----------     -----------
       Net decrease in shares outstanding                                            --         (58,703)
       Shares outstanding, beginning of period                                       --          58,703
                                                                            -----------     -----------
       Shares outstanding, end of period                                             --              --
                                                                            ===========     ===========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED               YEAR              YEAR            PERIOD
                                                      AUG. 31, 1998           ENDED             ENDED            ENDED
                                                       (UNAUDITED)        FEB. 28, 1998    FEB. 28, 1997   FEB. 29, 1996 (A)
                                                       -----------        -------------    -------------   -----------------

Net asset value at beginning of period                 $     16.27         $     11.78      $     11.22      $     10.00
                                                       -----------         -----------      -----------      -----------

Income (loss) from investment operations:
       Net investment loss                                   (0.10)              (0.13)           (0.10)           (0.03)
       Net realized and unrealized gains (losses)
             on investments                                  (4.11)               4.68             0.76             1.27
                                                       -----------         -----------      -----------      -----------
Total from investment operations                             (4.21)               4.55             0.66             1.24
                                                       -----------         -----------      -----------      -----------

Distributions from net realized gains                           --               (0.06)           (0.10)           (0.02)
                                                       -----------         -----------      -----------      -----------

Net asset value at end of period                       $     12.06         $     16.27      $     11.78      $     11.22
                                                       ===========         ===========      ===========      ===========

Total return (B)                                          (25.88)%              38.64%            5.92%           12.41%
                                                       ===========         ===========      ===========      ===========

Net assets at end of period                            $ 3,427,949         $ 4,000,490      $ 1,813,797      $ 1,448,527
                                                       ===========         ===========      ===========      ===========

Ratio of expenses to average net assets
       Before expense reimbursement and waived fees          4.07%(C)            4.88%            5.29%            6.90%(C)
       After expense reimbursement and waived fees           2.12%(C)            2.12%            2.11%            2.12%(C)

Ratio of net investment loss to average net assets         (1.29)%(C)          (1.03)%          (4.08)%          (5.20)%(C)

Portfolio turnover rate                                         2%                 14%              15%               7%

(A) Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Annualized.

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1998
                                   (Unaudited)

                                                                       Market
    Shares                                                              Value
    ------                                                              -----
               COMMON STOCKS - 96.4%
               CONSUMER, CYCLICAL - 17.4%
    25,000       Back Yard Burgers, Inc. (a)                        $    60,937
     7,000       Cavalier Homes, Inc.                                    68,250
     4,000       Chromcraft Revington, Inc. (a)                          70,500
     2,000       Cooper Tire and Rubber Co.                              32,000
     6,125       Fred's, Inc.                                            89,578
     1,000       Furniture Brands International, Inc. (a)                22,375
     1,000       Hancock Fabrics, Inc.                                    9,500
     1,000       Leggett & Platt, Inc.                                   20,063
     2,500       Master Graphics, Inc. (a)                               13,750
     4,000       Proffitt's, Inc. (a)                                   102,000
     2,250       Southwest Airlines, Inc.                                40,078
     6,000       Stein Mart, Inc. (a)                                    53,250
     2,000       Sunbeam Corp., Inc.                                     15,000
                                                                    -----------
                                                                        597,281
                                                                    -----------

               INDUSTRIAL - 17.5%
       700       Cooper Industries, Inc.                                 29,794
    10,000       Delta & Pine Land Co. (b)                              429,375
     9,600       Halter & Marine Group, Inc. (a)                         86,400
     4,500       KLLM Transport Services, Inc. (a)                       41,625
       600       Standex International Corp.                             13,350
                                                                    -----------
                                                                        600,544
                                                                    -----------
               FINANCIAL SERVICES - 11.8%
     2,800       BancorpSouth, Inc.                                      48,300
     1,500       Community Federal Bancorp, Inc.                         21,937
     1,500       Eastgroup Properties, Inc.                              25,406
     1,170       First American Corp.                                    41,974
     1,150       Hancock Holding Co.                                     52,038
     3,000       Parkway Properties, Inc.                                81,375
     4,000       Trustmark Corp.                                         69,500
     1,549       Union Planters Corp.                                    62,347
                                                                    -----------
                                                                        402,877
                                                                    -----------
               TECHNOLOGY - 9.9%
       200       Netscape Communications Corp. (a)                        3,613
       750       Nichols Research Corp. (a)                              15,093
     1,000       Powertel, Inc. (a)                                      10,000
    20,000       SkyTel Communications, Inc. (a)                        262,500
     1,000       Texas Instruments, Inc.                                 47,687
                                                                    -----------
                                                                        338,893
                                                                    -----------

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1998
                                   (Unaudited)

                                                                       Market
    Shares                                                              Value
    ------                                                              -----
               BASIC MATERIALS - 8.3%
     1,500       Birmingham Steel Corp.                             $    10,313
     6,000       ChemFirst, Inc.                                        103,125
       250       Georgia Pacific Corp.                                   10,719
       250       Georgia Pacific Corp. (Timber Group)                     5,031
       800       International Paper Co.                                 29,600
     7,000       Mississippi Chemical Corp.                              87,938
     1,000       Quanex Corp.                                            21,750
     1,500       Stone Container Corp. (a)                               15,655
                                                                    -----------
                                                                        284,131
                                                                    -----------
               ENERGY - 6.7%
     9,000       Callon Petroleum Co. (a)                                72,000
     7,000       Coho Energy, Inc. (a)                                   31,500
     9,000       Friede Goldman International, Inc. (a)                  93,938
     3,600       Rowan Companies, Inc. (a)                               33,300
                                                                    -----------
                                                                        230,738
                                                                    -----------
               CONSUMER, NON-CYCLICAL - 12.8%
     1,000       Baxter International, Inc.                              53,250
     7,500       Cal-Maine Foods, Inc.                                   34,687
     1,500       Health Management Associates, Inc. (a)                  27,094
    15,375       PSS World Medical, Inc. (a)                            236,391
     1,000       PhyCor, Inc. (a)                                         6,938
     1,000       Sanderson Farms, Inc.                                   13,250
     1,500       Sara Lee Corp.                                          67,875
                                                                    -----------
                                                                        439,485
                                                                    -----------
               UTILITIES - 12.0%
    10,050       WorldCom, Inc. (a)(b)                                  411,422
                                                                    -----------

               TOTAL COMMON STOCKS (COST $3,233,347)                $ 3,305,371
                                                                    -----------

               MONEY MARKET FUNDS - 5.6%
   191,829       Performance Trust Money Market Fund                $   191,829
                 (Cost $191,829)                                    -----------

               TOTAL INVESTMENT SECURITIES - 102.0%                 $ 3,497,200
                 (Cost $3,425,176)

               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%           (69,251)
                                                                    -----------

               NET ASSETS - 100.0%                                  $ 3,427,949
                                                                    ===========


(a)  Non-income producing security.
(b)  Security covers a call option.

     See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1998
                                   (Unaudited)


                                                       Market
                                                      Value of        Premiums
   Contracts                                           Option         Received
                                                    -----------     -----------
               COVERED CALL OPTIONS
        20       Delta & Pine Land Co.,
                  11/21/98 at $55                   $     1,000     $     3,290
        20       WorldCom, Inc.,
                  12/19/98 at $60                         1,500           4,144
                                                    -----------     -----------
                                                    $     2,500     $     7,434
                                                    ===========     ===========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

The Mississippi Opportunity Fund is a non-diversified, open-end series of Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on April 4, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in Mississippi, and those companies having a significant presence in the state.

Prior to February 27, 1998, the Fund offered two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets) and Class C shares (sold subject to a distribution fee of up to 1% of average daily net assets). On February 27, 1998, all outstanding Class C shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a securities exchange are valued based upon the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


Option transactions -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written. If the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation on that security.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of $3,425,176 for portfolio securities and $7,434 for premiums received for covered call options as of August 31, 1998:

        Gross unrealized appreciation.....................  $   918,540
        Gross unrealized depreciation.....................     (841,582)
                                                            -----------
        Net unrealized appreciation.......................  $    76,958
                                                            ===========

2.   INVESTMENT TRANSACTIONS

During the six months ended August 31, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $696,836 and $86,043, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Vector Money Management, Inc. (the Advisor), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund, or of CW Fund Distributors, Inc., the national distributor of the Fund's shares.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.875% of its average daily net assets. The Advisor currently intends to waive its investment advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.125% of average daily net assets. For the six months ended August 31, 1998, the Advisor waived its investment advisory fees of $19,550 and reimbursed the Fund $23,844 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. For the six months ended August 31, 1998, CFS earned $6,000 of fees under the Agreement.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. For the six months ended August 31, 1998, CFS earned $6,000 of fees under the Agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. For the six months ended August 31, 1998, CFS earned $12,000 of fees under the Agreement. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.50% of average daily net assets. For the six months ended August 31, 1998, the Fund incurred $11,179 of distribution expenses.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended August 31, 1998 is as follows:

                                                            Number of   Option
                                                            Contracts  Premiums

     Options outstanding at beginning of period ............    (30)   $ 14,361
     Options written .......................................     90      16,119
     Options cancelled in closing purchase transactions ....    (30)    (14,361)
     Options expired .......................................    (50)     (8,685)
                                                                ---    --------
     Options outstanding at end of period ..................     40    $  7,434
                                                                ===    ========